Note 10 - Notes Payable, Related Parties - Warrants Value, Option Pricing Model (Details) - Notes Payable Related Parties [Member]	Dec. 31, 2023	Dec. 31, 2022
Measurement Input, Price Volatility [Member]
Weighted average expected volatility	1.55	1.62
Measurement Input, Expected Term [Member]
Weighted average expected volatility	10	10
Measurement Input, Risk Free Interest Rate [Member]
Weighted average expected volatility	0.029	0.025
Measurement Input, Expected Dividend Rate [Member]
Weighted average expected volatility	0	0